General information, reorganization and basis of presentation - Additional Information (Details)	12 Months Ended
Dec. 31, 2021
General information, reorganization and basis of presentation
Entity incorporation date of incorporation	Apr. 09, 2018
Country of incorporation	Cayman Islands